VOYA MUTUAL FUNDS

Voya Global Value Advantage Fund

(“Fund”)

Supplement dated March 23, 2016

to the Fund’s Class A, Class B, Class C, Class I

and Class W Prospectus and Summary Prospectus, each dated February 29, 2016

(each a “Prospectus” and collectively “Prospectuses”)

On March 18, 2016, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s name and principal investment strategies. Effective on or about May 1, 2016, the Fund’s Prospectuses are revised as follows:

1.	All references to “Voya Global Value Advantage Fund” are hereby deleted and replaced with “Voya Global Equity Fund.”

2.	The first paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in a portfolio of equity securities. The Fund will provide 60 days’ prior notice of any change to this investment policy. The Fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The Fund may invest without limit in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

3.	The risk entitled “Value Investing” in the section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Global Value Advantage Fund

(“Fund”)

Supplement dated March 23, 2016

to the Fund’s Class A, Class B, Class C, Class I

and Class W Statement of Additional Information dated February 29, 2016

(“SAI”)

On March 18, 2016, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s name and principal investment strategies. Effective on or about May 1, 2016, the Fund’s SAI is revised as follows:

1.	All references to “Voya Global Value Advantage Fund” are hereby deleted and replaced with “Voya Global Equity Fund.”

2.	The table in the subsection entitled “History of the Trust – Fund Name Changes During the Past Ten Years” of the Fund’s SAI is hereby deleted and replaced with the following:

Fund Name	Former Name	Date of Change
Voya Global Equity Fund	Voya Global Value Advantage Fund	May 1, 2016
	Voya International Value Equity Fund	May 23, 2014
	International Value Equity	May 1, 2014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE